Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
January 31, 2024
CGI-NPRT3-0324
1.9891257.105
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	4,854	176,006
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	1,507	133,897
Netflix, Inc. (a)	17,946	10,123,518
Playtika Holding Corp. (a)	801	5,783
Roblox Corp. (a)	19,276	748,102
Roku, Inc. Class A (a)	643	56,623
Spotify Technology SA (a)	5,821	1,253,552
TKO Group Holdings, Inc.	2,563	214,497
		12,535,972
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (a)	247,113	34,620,531
Class C (a)	208,571	29,575,368
Match Group, Inc. (a)	10,404	399,306
Meta Platforms, Inc. Class A	91,948	35,872,593
Pinterest, Inc. Class A (a)	24,298	910,446
Zoominfo Technologies, Inc. (a)	6,545	104,982
		101,483,226
Media - 0.3%
Cable One, Inc.	16	8,783
Charter Communications, Inc. Class A (a)	4,179	1,549,197
Liberty Broadband Corp.:
Class A (a)	149	11,595
Class C (a)	1,006	78,921
Nexstar Media Group, Inc. Class A	488	86,722
The Trade Desk, Inc. (a)	18,292	1,251,722
		2,986,940
TOTAL COMMUNICATION SERVICES		117,182,144
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 2.1%
Tesla, Inc. (a)	114,694	21,481,039
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	374,520	58,125,504
Coupang, Inc. Class A (a)	45,468	636,552
eBay, Inc.	1,392	57,169
Etsy, Inc. (a)	2,920	194,355
Ollie's Bargain Outlet Holdings, Inc. (a)	830	59,702
		59,073,282
Distributors - 0.1%
Pool Corp.	1,575	584,719
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)(b)	298	29,279
Grand Canyon Education, Inc. (a)	350	45,707
H&R Block, Inc.	3,991	186,938
Service Corp. International	2,249	150,953
		412,877
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	16,843	2,427,750
Booking Holdings, Inc. (a)	1,483	5,201,578
Caesars Entertainment, Inc. (a)	3,458	151,702
Cava Group, Inc. (b)	523	24,476
Chipotle Mexican Grill, Inc. (a)	1,142	2,750,815
Choice Hotels International, Inc. (b)	1,275	154,428
Churchill Downs, Inc.	2,942	355,894
Darden Restaurants, Inc.	2,331	378,974
Domino's Pizza, Inc.	1,448	617,167
Doordash, Inc. (a)	9,948	1,036,582
Draftkings Holdings, Inc. (a)	17,353	677,635
Expedia, Inc. (a)	4,176	619,426
Hilton Worldwide Holdings, Inc.	4,733	903,814
Las Vegas Sands Corp.	14,249	697,061
Marriott International, Inc. Class A	10,122	2,426,547
McDonald's Corp.	12,518	3,664,269
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,280	76,184
Planet Fitness, Inc. (a)	1,710	115,870
Royal Caribbean Cruises Ltd. (a)	2,922	372,555
Starbucks Corp.	46,882	4,361,432
Texas Roadhouse, Inc. Class A	2,766	347,742
Travel+Leisure Co.	1,382	55,860
Vail Resorts, Inc.	155	34,410
Wendy's Co.	7,273	138,769
Wingstop, Inc.	1,241	348,858
Wyndham Hotels & Resorts, Inc.	241	18,781
Wynn Resorts Ltd.	259	24,457
Yum! Brands, Inc.	10,208	1,321,834
		29,304,870
Household Durables - 0.0%
NVR, Inc. (a)	11	77,828
Tempur Sealy International, Inc.	1,426	71,143
TopBuild Corp. (a)	86	31,745
		180,716
Leisure Products - 0.0%
Brunswick Corp.	228	18,395
Peloton Interactive, Inc. Class A (a)(b)	14,127	78,546
Polaris, Inc.	193	17,362
YETI Holdings, Inc. (a)(b)	3,645	160,271
		274,574
Specialty Retail - 3.2%
AutoZone, Inc. (a)	610	1,684,899
Best Buy Co., Inc.	1,115	80,826
Burlington Stores, Inc. (a)	2,678	511,900
CarMax, Inc. (a)	367	26,123
Dick's Sporting Goods, Inc.	183	27,280
Five Below, Inc. (a)	2,271	407,554
Floor & Decor Holdings, Inc. Class A (a)	4,314	433,816
Lowe's Companies, Inc.	17,593	3,744,494
Murphy U.S.A., Inc.	753	265,448
O'Reilly Automotive, Inc. (a)	2,083	2,131,013
RH (a)	115	29,150
Ross Stores, Inc.	13,015	1,825,744
The Home Depot, Inc.	41,575	14,674,312
TJX Companies, Inc.	47,877	4,544,006
Tractor Supply Co. (b)	4,544	1,020,582
Ulta Beauty, Inc. (a)	2,041	1,024,684
Valvoline, Inc. (a)	1,534	55,976
Victoria's Secret & Co. (a)(b)	1,439	37,486
Wayfair LLC Class A (a)(b)	1,212	60,903
Williams-Sonoma, Inc.	346	66,913
		32,653,109
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC (b)	360	16,700
Crocs, Inc. (a)	2,480	251,670
Deckers Outdoor Corp. (a)	1,089	820,812
lululemon athletica, Inc. (a)	4,624	2,098,464
NIKE, Inc. Class B	26,347	2,675,011
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	387	24,164
Tapestry, Inc.	609	23,623
		5,910,444
TOTAL CONSUMER DISCRETIONARY		149,875,630
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	365	127,484
Brown-Forman Corp.:
Class A (b)	1,621	91,376
Class B (non-vtg.)	6,024	330,718
Celsius Holdings, Inc. (a)(b)	5,962	297,504
Constellation Brands, Inc. Class A (sub. vtg.)	678	166,164
Monster Beverage Corp.	30,909	1,700,613
PepsiCo, Inc.	39,570	6,668,732
The Coca-Cola Co.	80,316	4,777,999
		14,160,590
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	1,492	31,660
BJ's Wholesale Club Holdings, Inc. (a)	1,975	127,072
Casey's General Stores, Inc.	224	60,785
Costco Wholesale Corp.	18,418	12,798,300
Dollar General Corp.	9,092	1,200,780
Maplebear, Inc. (NASDAQ) (b)	616	15,074
Performance Food Group Co. (a)	2,977	216,368
Sysco Corp.	21,069	1,705,114
Target Corp.	19,107	2,657,402
		18,812,555
Food Products - 0.1%
Freshpet, Inc. (a)	505	43,481
Lamb Weston Holdings, Inc.	5,693	583,191
The Hershey Co.	4,615	893,187
		1,519,859
Household Products - 0.6%
Church & Dwight Co., Inc.	9,088	907,437
Kimberly-Clark Corp.	13,159	1,591,844
Procter & Gamble Co.	18,424	2,895,147
The Clorox Co.	5,127	744,697
		6,139,125
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	3,000	395,970
Kenvue, Inc.	24,421	506,980
		902,950
TOTAL CONSUMER STAPLES		41,535,079
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	7,502	267,446
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP (b)	4,743	58,054
APA Corp.	11,255	352,619
Cheniere Energy, Inc.	9,960	1,633,340
Hess Corp.	6,445	905,716
New Fortress Energy, Inc. (b)	2,725	90,552
ONEOK, Inc.	1,341	91,523
Ovintiv, Inc.	4,612	195,641
Targa Resources Corp.	9,185	780,358
Texas Pacific Land Corp.	256	374,100
		4,481,903
TOTAL ENERGY		4,749,349
FINANCIALS - 6.5%
Banks - 0.1%
First Citizens Bancshares, Inc.	50	75,500
Nu Holdings Ltd. (a)	66,486	572,444
		647,944
Capital Markets - 1.3%
Ameriprise Financial, Inc.	4,261	1,648,283
Ares Management Corp.	6,776	823,148
Blackstone, Inc.	29,617	3,685,836
Blue Owl Capital, Inc. Class A	3,054	47,459
FactSet Research Systems, Inc.	1,592	757,665
Houlihan Lokey	151	18,087
KKR & Co. LP	6,776	586,666
LPL Financial	3,128	748,186
MarketAxess Holdings, Inc.	1,536	346,383
Moody's Corp.	6,013	2,357,337
Morningstar, Inc.	1,056	294,941
MSCI, Inc.	1,594	954,200
S&P Global, Inc.	1,108	496,772
TPG, Inc. (b)	778	32,388
Tradeweb Markets, Inc. Class A	1,680	160,255
XP, Inc. Class A	1,121	27,554
		12,985,160
Consumer Finance - 0.2%
American Express Co.	7,899	1,585,645
SLM Corp.	3,768	74,908
		1,660,553
Financial Services - 4.1%
Apollo Global Management, Inc.	21,670	2,175,668
Block, Inc. Class A (a)	8,369	544,069
Equitable Holdings, Inc.	14,299	467,434
Euronet Worldwide, Inc. (a)	988	98,454
Fiserv, Inc. (a)	6,804	965,283
FleetCor Technologies, Inc. (a)	2,773	803,976
Jack Henry & Associates, Inc.	982	162,845
MasterCard, Inc. Class A	34,517	15,506,072
PayPal Holdings, Inc. (a)	41,332	2,535,718
Rocket Companies, Inc. (a)	1,803	22,195
Shift4 Payments, Inc. (a)	2,264	162,578
The Western Union Co.	2,217	27,868
Toast, Inc. (a)(b)	14,537	258,322
UWM Holdings Corp. Class A (b)	1,354	9,072
Visa, Inc. Class A	66,315	18,121,237
WEX, Inc. (a)	822	168,009
		42,028,800
Insurance - 0.8%
Arch Capital Group Ltd. (a)	2,129	175,493
Arthur J. Gallagher & Co.	497	115,384
Brighthouse Financial, Inc. (a)	275	14,237
Brown & Brown, Inc.	3,807	295,271
Everest Re Group Ltd.	241	92,778
Kinsale Capital Group, Inc.	904	359,403
Lincoln National Corp.	630	17,294
Marsh & McLennan Companies, Inc.	16,465	3,191,576
Primerica, Inc.	947	221,750
Progressive Corp.	18,190	3,242,368
RenaissanceRe Holdings Ltd.	558	127,687
RLI Corp.	389	53,048
Ryan Specialty Group Holdings, Inc. (a)	4,018	174,060
Willis Towers Watson PLC	550	135,465
		8,215,814
TOTAL FINANCIALS		65,538,271
HEALTH CARE - 10.8%
Biotechnology - 2.5%
AbbVie, Inc.	73,360	12,060,384
Alnylam Pharmaceuticals, Inc. (a)	4,126	713,427
Amgen, Inc.	15,099	4,745,012
Apellis Pharmaceuticals, Inc. (a)	4,125	261,071
BioMarin Pharmaceutical, Inc. (a)	929	81,826
Exact Sciences Corp. (a)	2,613	170,890
Exelixis, Inc. (a)	9,839	214,097
Incyte Corp. (a)	5,641	331,522
Ionis Pharmaceuticals, Inc. (a)	5,077	260,907
Karuna Therapeutics, Inc. (a)	1,319	413,401
Natera, Inc. (a)	4,396	289,872
Neurocrine Biosciences, Inc. (a)	4,011	560,617
Regeneron Pharmaceuticals, Inc. (a)	286	269,635
Repligen Corp. (a)	1,040	196,976
Roivant Sciences Ltd. (a)	14,224	142,240
Sarepta Therapeutics, Inc. (a)	3,711	441,572
Ultragenyx Pharmaceutical, Inc. (a)	3,308	145,916
Vertex Pharmaceuticals, Inc. (a)	9,799	4,246,691
		25,546,056
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	4,553	515,172
Align Technology, Inc. (a)	3,171	847,672
DexCom, Inc. (a)	16,069	1,949,973
Edwards Lifesciences Corp. (a)	25,029	1,964,026
GE Healthcare Holding LLC	1,248	91,553
Globus Medical, Inc. (a)	1,409	74,381
IDEXX Laboratories, Inc. (a)	3,422	1,762,604
Inspire Medical Systems, Inc. (a)	1,175	247,772
Insulet Corp. (a)	2,876	548,942
Intuitive Surgical, Inc. (a)	14,521	5,492,133
Masimo Corp. (a)	1,757	226,548
Novocure Ltd. (a)	4,403	61,290
Penumbra, Inc. (a)	1,505	379,546
ResMed, Inc.	6,031	1,147,096
Shockwave Medical, Inc. (a)	1,498	338,923
Stryker Corp.	3,755	1,259,727
Tandem Diabetes Care, Inc. (a)	357	8,140
		16,915,498
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)(b)	10,919	64,313
Cardinal Health, Inc.	5,252	573,466
Cencora, Inc.	6,719	1,563,377
Chemed Corp.	428	253,714
Cigna Group	897	269,952
DaVita, Inc. (a)	2,201	238,060
Elevance Health, Inc.	1,311	646,900
Encompass Health Corp.	273	19,394
HCA Holdings, Inc.	1,710	521,379
Humana, Inc.	2,252	851,391
McKesson Corp.	2,150	1,074,764
Molina Healthcare, Inc. (a)	1,306	465,511
UnitedHealth Group, Inc.	32,499	16,631,038
		23,173,259
Health Care Technology - 0.1%
Certara, Inc. (a)	1,812	29,282
Doximity, Inc. (a)	2,207	59,479
Veeva Systems, Inc. Class A (a)	6,016	1,247,779
		1,336,540
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	3,798	158,263
Agilent Technologies, Inc.	9,870	1,284,087
Bio-Techne Corp.	6,090	428,249
Bruker Corp.	4,404	314,930
ICON PLC (a)	512	133,565
Illumina, Inc. (a)	1,936	276,867
IQVIA Holdings, Inc. (a)	7,009	1,459,484
Maravai LifeSciences Holdings, Inc. (a)	2,650	15,370
Medpace Holdings, Inc. (a)	958	279,334
Mettler-Toledo International, Inc. (a)	904	1,082,260
Sotera Health Co. (a)	2,916	42,924
Thermo Fisher Scientific, Inc.	9,881	5,325,661
Waters Corp. (a)	2,431	772,353
West Pharmaceutical Services, Inc.	3,075	1,147,067
		12,720,414
Pharmaceuticals - 2.9%
Eli Lilly & Co.	35,180	22,712,560
Jazz Pharmaceuticals PLC (a)	1,334	163,708
Merck & Co., Inc.	19,429	2,346,635
Zoetis, Inc. Class A	19,237	3,612,901
		28,835,804
TOTAL HEALTH CARE		108,527,571
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	2,922	727,753
BWX Technologies, Inc.	649	52,881
HEICO Corp.	1,449	260,226
HEICO Corp. Class A	3,332	471,378
Lockheed Martin Corp.	9,208	3,954,007
Northrop Grumman Corp.	338	151,005
Spirit AeroSystems Holdings, Inc. Class A (a)	447	12,275
The Boeing Co. (a)	3,150	664,776
TransDigm Group, Inc.	372	406,477
		6,700,778
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	3,690	310,292
Expeditors International of Washington, Inc.	848	107,128
United Parcel Service, Inc. Class B	8,318	1,180,324
		1,597,744
Building Products - 0.2%
A.O. Smith Corp.	539	41,832
Advanced Drain Systems, Inc.	2,829	368,958
Allegion PLC	3,366	417,014
Armstrong World Industries, Inc.	534	52,978
Trane Technologies PLC	2,793	703,976
Trex Co., Inc. (a)	4,505	367,067
		1,951,825
Commercial Services & Supplies - 0.7%
Cintas Corp.	3,205	1,937,647
Copart, Inc.	35,648	1,712,530
MSA Safety, Inc.	260	42,908
RB Global, Inc. (b)	5,760	368,467
Rollins, Inc.	10,589	458,610
Tetra Tech, Inc.	401	63,430
Waste Management, Inc.	15,199	2,821,390
		7,404,982
Construction & Engineering - 0.0%
EMCOR Group, Inc.	682	155,571
Quanta Services, Inc.	1,566	303,882
Valmont Industries, Inc.	55	12,414
Willscot Mobile Mini Holdings (a)	2,046	96,776
		568,643
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	12,810	24,339
Hubbell, Inc. Class B	1,013	339,932
Rockwell Automation, Inc.	4,771	1,208,399
Vertiv Holdings Co.	1,053	59,315
		1,631,985
Ground Transportation - 1.0%
Avis Budget Group, Inc.	295	48,294
CSX Corp.	9,049	323,049
J.B. Hunt Transport Services, Inc.	681	136,867
Landstar System, Inc.	1,168	223,929
Lyft, Inc. (a)	14,575	182,042
Old Dominion Freight Lines, Inc.	3,813	1,490,959
Saia, Inc. (a)	123	55,421
U-Haul Holding Co. (a)(b)	255	16,896
U-Haul Holding Co. (non-vtg.)	1,489	95,102
Uber Technologies, Inc. (a)	81,799	5,339,021
Union Pacific Corp.	10,839	2,643,957
		10,555,537
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	3,565	721,057
Machinery - 1.3%
Allison Transmission Holdings, Inc.	355	21,492
Caterpillar, Inc.	15,908	4,777,331
Deere & Co.	10,300	4,053,874
Donaldson Co., Inc.	2,009	129,761
Graco, Inc.	2,840	242,252
IDEX Corp.	258	54,567
Illinois Tool Works, Inc.	10,145	2,646,831
Lincoln Electric Holdings, Inc.	2,165	481,106
Otis Worldwide Corp.	1,027	90,828
Toro Co.	4,313	398,866
Xylem, Inc.	1,127	126,720
		13,023,628
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	10,336	147,081
Delta Air Lines, Inc.	1,344	52,604
		199,685
Professional Services - 1.0%
Automatic Data Processing, Inc.	14,753	3,625,992
Booz Allen Hamilton Holding Corp. Class A	5,320	748,896
Broadridge Financial Solutions, Inc.	4,069	830,890
Dayforce, Inc. (a)(b)	523	36,359
Equifax, Inc.	3,499	854,946
FTI Consulting, Inc. (a)	258	49,435
Genpact Ltd.	1,860	66,774
KBR, Inc.	2,044	106,513
Paychex, Inc.	13,383	1,629,113
Paycom Software, Inc.	2,139	406,923
Paycor HCM, Inc. (a)(b)	1,248	24,249
Paylocity Holding Corp. (a)	1,739	275,475
Verisk Analytics, Inc.	5,927	1,431,548
		10,087,113
Trading Companies & Distributors - 0.3%
Fastenal Co.	17,764	1,212,038
Ferguson PLC	462	86,791
SiteOne Landscape Supply, Inc. (a)	619	95,666
United Rentals, Inc.	575	359,605
W.W. Grainger, Inc.	1,835	1,643,499
Watsco, Inc.	347	135,670
		3,533,269
TOTAL INDUSTRIALS		57,976,246
INFORMATION TECHNOLOGY - 44.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	10,421	2,695,704
Motorola Solutions, Inc.	6,315	2,017,643
Ubiquiti, Inc. (b)	144	18,107
		4,731,454
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	12,191	1,232,510
CDW Corp.	5,286	1,198,442
Jabil, Inc.	3,249	407,067
Keysight Technologies, Inc. (a)	1,879	287,976
Vontier Corp.	2,206	76,306
Zebra Technologies Corp. Class A (a)	387	92,706
		3,295,007
IT Services - 1.7%
Accenture PLC Class A	26,268	9,558,400
Cloudflare, Inc. (a)	12,067	953,896
EPAM Systems, Inc. (a)	2,307	641,600
Gartner, Inc. (a)	3,188	1,458,319
Globant SA (a)	1,710	403,235
GoDaddy, Inc. (a)	3,689	393,469
MongoDB, Inc. Class A (a)	2,779	1,113,045
Okta, Inc. (a)	409	33,804
Snowflake, Inc. (a)	13,062	2,555,450
Twilio, Inc. Class A (a)	1,175	82,638
VeriSign, Inc. (a)	198	39,378
		17,233,234
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (a)	37,912	6,357,463
Allegro MicroSystems LLC (a)(b)	3,245	84,175
Applied Materials, Inc.	29,348	4,821,876
Broadcom, Inc.	17,922	21,147,960
Enphase Energy, Inc. (a)	5,524	575,214
Entegris, Inc.	322	37,899
KLA Corp.	5,701	3,386,622
Lam Research Corp.	5,180	4,274,381
Lattice Semiconductor Corp. (a)	5,644	343,494
Microchip Technology, Inc.	15,918	1,355,895
Monolithic Power Systems, Inc.	1,908	1,149,990
NVIDIA Corp.	98,776	60,773,910
Qualcomm, Inc.	40,437	6,005,299
Teradyne, Inc. (b)	5,315	513,376
Texas Instruments, Inc.	15,392	2,464,567
Universal Display Corp.	890	151,095
		113,443,216
Software - 19.4%
Adobe, Inc. (a)	19,048	11,767,473
Alteryx, Inc. Class A (a)	2,578	122,352
ANSYS, Inc. (a)	2,973	974,639
AppLovin Corp. (a)	2,276	93,612
Atlassian Corp. PLC (a)	6,440	1,608,519
Autodesk, Inc. (a)	8,929	2,266,269
Bentley Systems, Inc. Class B	7,476	376,790
Cadence Design Systems, Inc. (a)	11,237	3,241,425
Confluent, Inc. (a)	7,822	174,900
Crowdstrike Holdings, Inc. (a)	8,870	2,594,475
Datadog, Inc. Class A (a)	11,344	1,411,647
DocuSign, Inc. (a)	8,394	511,362
DoubleVerify Holdings, Inc. (a)	5,597	223,936
Dropbox, Inc. Class A (a)	9,439	299,028
Dynatrace, Inc. (a)	9,982	568,974
Elastic NV (a)	3,292	385,362
Fair Isaac Corp. (a)	1,006	1,206,023
Five9, Inc. (a)	2,896	219,691
Fortinet, Inc. (a)	27,285	1,759,610
Gen Digital, Inc.	3,631	85,256
GitLab, Inc. (a)	3,588	255,143
HashiCorp, Inc. (a)	2,794	61,077
HubSpot, Inc. (a)	1,897	1,159,067
Informatica, Inc. (a)	136	4,080
Intuit, Inc.	11,357	7,170,015
Manhattan Associates, Inc. (a)	2,559	620,711
Microsoft Corp.	309,380	123,003,294
nCino, Inc. (a)	256	8,059
Nutanix, Inc. Class A (a)	2,488	139,826
Oracle Corp.	26,358	2,944,189
Palantir Technologies, Inc. (a)	79,129	1,273,186
Palo Alto Networks, Inc. (a)	12,528	4,240,853
Pegasystems, Inc.	1,765	86,026
Procore Technologies, Inc. (a)	3,234	230,875
PTC, Inc. (a)	2,488	449,457
RingCentral, Inc. (a)	3,591	121,699
Salesforce, Inc. (a)	29,670	8,339,940
SentinelOne, Inc. (a)	1,311	35,135
ServiceNow, Inc. (a)	8,464	6,478,346
Smartsheet, Inc. (a)	5,299	238,296
Splunk, Inc. (a)	6,461	990,924
Synopsys, Inc. (a)	6,314	3,367,572
Teradata Corp. (a)	4,192	193,587
Tyler Technologies, Inc. (a)	1,307	552,534
UiPath, Inc. Class A (a)	12,105	278,173
Unity Software, Inc. (a)(b)	4,833	156,589
Workday, Inc. Class A (a)	8,342	2,428,106
Zscaler, Inc. (a)	3,676	866,323
		195,584,425
Technology Hardware, Storage & Peripherals - 11.3%
Apple, Inc.	613,012	113,039,413
HP, Inc.	7,489	215,009
NetApp, Inc.	3,464	302,061
Pure Storage, Inc. Class A (a)	9,227	368,988
		113,925,471
TOTAL INFORMATION TECHNOLOGY		448,212,807
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	967	31,350
Ecolab, Inc.	8,031	1,591,905
FMC Corp.	815	45,803
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,792	7,008
Linde PLC	1,896	767,558
PPG Industries, Inc.	2,436	343,573
RPM International, Inc.	1,045	111,460
Sherwin-Williams Co.	8,233	2,505,961
The Scotts Miracle-Gro Co. Class A	1,736	97,667
		5,502,285
Construction Materials - 0.1%
Eagle Materials, Inc.	924	209,083
Vulcan Materials Co.	1,201	271,438
		480,521
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	5,484	20,236
Avery Dennison Corp.	1,101	219,594
Graphic Packaging Holding Co.	6,567	167,524
Sealed Air Corp.	3,429	118,472
		525,826
Metals & Mining - 0.0%
Southern Copper Corp.	3,513	288,417
TOTAL MATERIALS		6,797,049
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	19,346	3,785,045
Crown Castle, Inc.	1,894	205,026
Equinix, Inc.	1,948	1,616,392
Equity Lifestyle Properties, Inc.	2,443	165,367
Iron Mountain, Inc.	5,927	400,191
Lamar Advertising Co. Class A	2,770	289,964
Public Storage	3,781	1,070,741
SBA Communications Corp. Class A	456	102,080
Simon Property Group, Inc.	2,929	405,989
Sun Communities, Inc.	1,127	141,269
UDR, Inc.	748	26,943
		8,209,007
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	7,213	602,141
TOTAL REAL ESTATE		8,811,148
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	16,788	280,024
Vistra Corp.	4,489	184,184
		464,208
TOTAL COMMON STOCKS (Cost $616,428,462)		1,009,669,502

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $398,764)	400,000	398,772

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $3,473,207)	3,472,860	3,473,207

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $620,300,433)	1,013,541,481
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,133,632)
NET ASSETS - 100.0%	1,009,407,849

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	4	Mar 2024	1,379,380	64,844	64,844
CME Micro E-mini S&P 500 Index Contracts (United States)	2	Mar 2024	487,050	18,238	18,238

TOTAL FUTURES CONTRACTS					83,082
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $200,383.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,178,341	131,421,255	134,599,596	126,210	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,762,987	40,984,663	44,274,443	13,429	-	-	3,473,207	0.0%
Total	9,941,328	172,405,918	178,874,039	139,639	-	-	3,473,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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